Stockholders' Equity Stockholders' Equity Reclassifications from AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Total cash flow hedges, energy commodity contract reclassifications	$ 535	$ (375)	$ (1,713)
Provision (benefit) for income taxes	(1,974)	(25)	(399)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	2,509	(350)	(1,314)
Net Income (Loss) Attributable to Noncontrolling Interest	335	$ 74	$ (743)
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	4
Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	58
Foreign currency translation [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0
Reclassification out of Accumulated Other Comprehensive Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Reclassification from Accumulated Other Comprehensive Income, Current Period, before Tax	100
Provision (benefit) for income taxes	(36)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	64
Net Income (Loss) Attributable to Noncontrolling Interest	(2)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	62
Reclassification out of Accumulated Other Comprehensive Income [Member] | Accumulated Defined Benefit Plans Adjustment [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Amortization of prior service (credit) inlcuded in net periodic benefit cost	(5)
Amortization of actuarial (gain) loss included in net periodic benefit cost	98
Reclassification out of Accumulated Other Comprehensive Income [Member] | Energy Commodity Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Product sales	$ 7